Fair Value (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value [Abstract]
Schedule of the Options in the Black-Sholes-Merton Pricing Model

The significant assumptions which the Group used to value the options in the Black-Sholes-Merton pricing model are as below.

June 30, 2024

Stock price	$0.02 ~ 201.92
Exercise price	$0.09 ~ 227.25
Expected term in years	0.01 ~ 0.26
Expected dividend yield	0%
Volatility	11-27%
Risk-free interest Rate	1%

December 31, 2023
Underlying stock price	$0.19 ~ 15.89
Exercise price	$0.20 ~ 17.46
Expected term in years	0.01 ~ 0.22
Expected dividend yield	0%
Volatility	14% ~ 98%
Risk-free interest Rate	3%

Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$817	$-	$-	$817
	$817	$-	$-	$817
Liabilities
Embedded derivative liabilities	$-	$(837,622)	$-	$(837,622)
Option liabilities(i)	-	(5,925,501)	-	(5,925,501)
Warrant liabilities	(80,500)	(37,625)	-	(118,125)
	$(80,500)	$(6,800,748)	$-	$(6,881,248)

(i)	No collateral received or pledged for derivative contracts.
	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Listed equity securities	$4,522,805	$-	$-	$4,522,805
Option assets	-	1,801,095	-	1,801,095
	$4,522,805	$1,801,095	$-	$6,323,900
Liabilities
Embedded derivative liabilities	$-	$(878,420)	$-	$(878,420)
Option liabilities	-	(3,009,166)	-	(3,009,166)
Warrant liabilities	(74,750)	(34,937)	-	(109,687)
	$(74,750)	$(3,922,523)	$-	$(3,997,273)